Investment Properties (Tables)	12 Months Ended
Dec. 31, 2019
Investment Properties [Abstract]
Investment Properties
Investment properties as of December 31, 2018 and 2019 are as follows:

		2018
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	139,940	—	—	139,940
Buildings		34,801	(50)	(15,132)	19,619

	￦	174,741	(50)	(15,132)	159,559

		2019
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	129,897	—	—	129,897
Buildings		64,590	(13)	(35,894)	28,683

	￦	194,487	(13)	(35,894)	158,580

Changes in investment properties
Changes in investment properties for the years ended December 31, 2018 and 2019 are as follows:

		2018
		Beginning balance	Depreciation	Others	Ending balance
		In millions of won
Land	￦	264,205	—	(124,265)	139,940
Buildings		20,592	(924)	1	19,669
(Government grants)		(83)	1	32	(50)

	￦	284,714	(923)	(124,232)	159,559

		2019
		Beginning balance	Depreciation	Others(*)	Ending balance
		In millions of won
Land	￦	139,940	—	(10,043)	129,897
Buildings		19,669	(5,070)	14,097	28,696
(Government grants)		(50)	1	36	(13)

	￦	159,559	(5,069)	4,090	158,580

(*)

As described in Note 42, the Company reclassified land and buildings amounting to ￦2,765 million and ￦19,369 million, respectively, from assets held-for-sale to investment properties during the year ended December 31, 2019.

Income and expenses related to investment properties
Income and expenses related to investment properties for the years ended December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Rental income	￦	9,494	9,782
Operating and maintenance expenses related to rental income		(923)	(1,257)
Operating and maintenance expenses not related to rental income		—	(3,812)

	￦	8,571	4,713

Fair value of investment properties
Fair value of investment properties as of December 31, 2018 and 2019 are as follows:

		2018		2019
		Book value	Fair value	Book value	Fair value
		In millions of won
Land	￦	139,940	167,178	129,897	202,042
Buildings		19,619	23,276	28,683	38,046

	￦	159,559	190,454	158,580	240,088

The fair values of the investment properties as of the reporting date were determined in consideration of the fluctuation on the publicly announced individual land price after the IFRS transition date (January 1, 2010).